Sales of Advances and MSRs - Schedule of MSRs and Advances Sold (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Carrying value of assets sold				$ 0
Gain (loss) on sale	$ 41,246,000	$ 0	$ 97,958,000	0
Total net cash received			598,059,000	$ 287,000	$ 287,000	$ 34,754,000	$ 0
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Carrying value of assets sold			662,923,000
Gain (loss) on sale			97,958,000
Plus: Accrued expenses and reserves			19,529,000
Sales price			780,410,000
Amount due from purchaser at September 30			98,545,000
Amount paid to purchasers for estimated representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations			83,806,000
Total net cash received			598,059,000
Advances And Match Funded Advances [Member]
Servicing Assets at Fair Value [Line Items]
Carrying value of assets sold			321,164,000
Gain (loss) on sale			0
Plus: Accrued expenses and reserves			0
Sales price			321,164,000
Amount due from purchaser at September 30			35,226,000
Amount paid to purchasers for estimated representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations			0
Total net cash received			$ 285,938,000